Investment Objectives and Goals - Defiance Small Modular Reactor ETF	Aug. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE SMALL MODULAR REACTOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Small Modular Reactor ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Global Nuclear SMR Top 10 Index (the “Index”).